Barclays Bank PLC parent condensed balance sheet (Narrative) (Details) - GBP (£) £ in Millions				12 Months Ended
		Jan. 01, 2018		Dec. 31, 2017		Jun. 30, 2018
Consolidated and separate financial statements [line items]
Other assets		£ 4,119	[1]	£ 4,003	[2]	£ 2,944	[3]
Other liabilities		8,862	[1]	8,862	[2]	4,601	[3]
Loans and advances at amortised cost		317,744	[1]	324,590	[2]	134,820	[3]
Cash collateral and settlement balances		74,769	[1]	77,172	[2]	91,549	[3]
Deposits at amortised cost		380,329	[1]	399,189	[2]	193,990	[3]
Cash collateral and settlement balances		65,925	[1]	68,143	[2]	85,448	[3]
Amount of reclassifications or changes in presentation, assets	[4]			0
Amount of reclassifications or changes in presentation, liabilities		0
Items in the course of collection from other banks [member]
Consolidated and separate financial statements [line items]
Amount of reclassifications or changes in presentation, assets	[4]			(2,153)
Prepayments, accrued income and other assets [member]
Consolidated and separate financial statements [line items]
Amount of reclassifications or changes in presentation, assets	[4]			(1,850)
Loans and advances to banks [member]
Consolidated and separate financial statements [line items]
Amount of reclassifications or changes in presentation, assets	[4]			(36,209)
Loans and advances to customers [member]
Consolidated and separate financial statements [line items]
Amount of reclassifications or changes in presentation, assets	[4]			(365,553)
Items in course of collection due to other banks [member]
Consolidated and separate financial statements [line items]
Amount of reclassifications or changes in presentation, liabilities		(446)
Deposits from banks [member]
Consolidated and separate financial statements [line items]
Amount of reclassifications or changes in presentation, liabilities		(37,906)
Customer accounts [member]
Consolidated and separate financial statements [line items]
Amount of reclassifications or changes in presentation, liabilities		£ (429,426)
Barclays Bank PLC
Consolidated and separate financial statements [line items]
Other assets				4,440	[5]	2,321
Other liabilities				7,331	[5]	2,992
Loans and advances at amortised cost				364,670	[5]	163,028
Cash collateral and settlement balances				61,545	[5]	80,263
Deposits at amortised cost				427,185	[5]	228,174
Cash collateral and settlement balances				59,258	[5]	£ 71,763
Barclays Bank PLC | Items in the course of collection from other banks [member]
Consolidated and separate financial statements [line items]
Amount of reclassifications or changes in presentation, assets				(1,011)
Barclays Bank PLC | Prepayments, accrued income and other assets [member]
Consolidated and separate financial statements [line items]
Amount of reclassifications or changes in presentation, assets				(3,429)
Barclays Bank PLC | Loans and advances to banks [member]
Consolidated and separate financial statements [line items]
Amount of reclassifications or changes in presentation, assets				(37,255)
Barclays Bank PLC | Loans and advances to customers [member]
Consolidated and separate financial statements [line items]
Amount of reclassifications or changes in presentation, assets				(388,960)
Barclays Bank PLC | Items in course of collection due to other banks [member]
Consolidated and separate financial statements [line items]
Amount of reclassifications or changes in presentation, assets				(446)
Barclays Bank PLC | Prepayments, accrued income, and other liabilities [member]
Consolidated and separate financial statements [line items]
Amount of reclassifications or changes in presentation, assets				(6,885)
Barclays Bank PLC | Deposits from banks [member]
Consolidated and separate financial statements [line items]
Amount of reclassifications or changes in presentation, assets				(38,364)
Barclays Bank PLC | Customer accounts [member]
Consolidated and separate financial statements [line items]
Amount of reclassifications or changes in presentation, assets				(448,079)
Barclays Bank PLC | Previously stated [member]
Consolidated and separate financial statements [line items]
Items in course of collection from other banks				1,011
Prepayments, accrued income and other assets				3,429
Items in the course of collection due to other banks				446
Accruals, deferred income and other liabilities				6,885
Loans and advances to banks				37,255
Loans and advances to customers				388,960
Deposits from banks				38,364
Deposits from customers				£ 448,079

[1]

The balance sheet as at 30 June 2018 is on an IFRS 9 basis and hence the IFRS 9 balance sheet as at 1 January 2018 has been used to disclose the disposal of the UK banking business . For further details refer to Note 19, Transition disclosures on pages 53 to 55

[2]

Barclays Bank Group introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages 17 to 22, within Note 19, Transition disclosures on pages 53 to 55 and the Credit risk disclosures on page 7

[3]

Does not include the UK banking business which was transferred on 1 April 2018 to Barclays Bank UK PLC. For details of the disposal of the business, refer to Note 2, Disposal of business and transfer of ownership of subsidiary on pages 23 to 24

[4]	For further details , refer to Note 1 , Basis of preparation on pages 17 to 22
[5]

B arclays B ank PLC introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The impact of this is as follows: ‘Items in the course of collection from other banks’ ( December 2 017: £1,011m) and ‘prepayments, accrued income and other assets’ ( December 2017: £3,429m) a re reported in ‘other assets’ (December 2 017: £4,440m). Equally, ‘items in the course of c ollection due to other banks’ (December 2 017: £446m) and ‘accruals, deferred income and other liabilities’ (December 2 017: £6,885m) are re ported in ‘other liabilities’ (December 2 017: £7 , 331m). ‘Loans and advances to banks’ (December 2 017: £37,255m) and ‘loa ns and a dvances to customers’ (December 2 017: £388,960) have been disaggregated, with £364,670m of these balances now reported in ‘loans and advances at amortised cost’ and £61,545m now reported in ‘cash collateral and settlement bala nces’. ‘Deposits from banks’ ( December 2 017: £38, 364m) and ‘customer accounts’ (December 2 017: £448,079m) have been disaggregated with £427,185m of these balances now reported in ‘deposits at amortised cost’ and £59,258m now reported in ‘cash collateral and settlement balances’